FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
             ----------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/07
                           -------



Item 1. Schedule of Investments.


Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton 2015 Retirement Target Fund ............................    3

Franklin Templeton 2025 Retirement Target Fund ............................    4

Franklin Templeton 2035 Retirement Target Fund ............................    5

Franklin Templeton 2045 Retirement Target Fund ............................    6

Franklin Templeton Conservative Target Fund ...............................    7

Franklin Templeton Corefolio Allocation Fund ..............................    8

Franklin Templeton Founding Funds Allocation Fund .........................    9

Franklin Templeton Growth Target Fund .....................................   10

Franklin Templeton Moderate Target Fund ...................................   11

Franklin Templeton Perspectives Allocation Fund ...........................   12

Notes to Statements of Investments ........................................   13

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 93.7%
  DOMESTIC EQUITY 47.0%
b Franklin Aggressive Growth Fund, Advisor Class .......................................             7,508   $        168,619
  Franklin Flex Cap Growth Fund, Advisor Class .........................................            13,233            672,913
  Franklin MicroCap Value Fund, Advisor Class ..........................................               738             32,459
  Franklin Natural Resources Fund, Advisor Class .......................................             3,550            165,373
  Franklin Real Estate Securities Fund, Advisor Class ..................................             5,082            109,169
b Franklin Small Cap Growth Fund II, Advisor Class .....................................            42,830            582,486
  Mutual Shares Fund, Class Z ..........................................................            21,138            581,708
                                                                                                             -----------------
                                                                                                                    2,312,727
                                                                                                             -----------------

  DOMESTIC FIXED INCOME 16.7%
  Franklin Strategic Mortgage Portfolio ................................................            21,834            205,674
  Franklin Total Return Fund, Advisor Class ............................................            26,179            259,960
  Franklin U.S. Government Securities Fund, Advisor Class ..............................            55,624            356,551
                                                                                                             -----------------
                                                                                                                      822,185
                                                                                                             -----------------

  FOREIGN EQUITY 21.7%
  Franklin Global Real Estate Fund, Advisor Class ......................................             3,735             42,354
  Franklin Gold and Precious Metals Fund, Advisor Class ................................             3,541            142,454
  Mutual European Fund, Class Z ........................................................            17,122            492,589
  Templeton China World Fund, Advisor Class ............................................             4,210            201,597
  Templeton Foreign Fund, Advisor Class ................................................            12,033            187,598
                                                                                                             -----------------
                                                                                                                    1,066,592
                                                                                                             -----------------

  FOREIGN FIXED INCOME 8.3%
  Templeton Global Bond Fund, Advisor Class ............................................            34,768            404,347
                                                                                                             -----------------

  TOTAL LONG TERM INVESTMENTS (COST $4,214,212) ........................................                            4,605,851
                                                                                                             -----------------

  SHORT TERM INVESTMENT (COST $227,036) 4.6%
  MONEY MARKET FUND 4.6%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .................           227,036            227,036
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $4,441,248) 98.3% ........................                            4,832,887
  OTHER ASSETS, LESS LIABILITIES 1.7% ..................................................                               84,272
                                                                                                             -----------------
  NET ASSETS 100.0% ....................................................................                     $      4,917,159
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.2%
  DOMESTIC EQUITY 56.0%
b Franklin Aggressive Growth Fund, Advisor Class .......................................            11,729   $        263,444
  Franklin Flex Cap Growth Fund, Advisor Class .........................................            19,118            972,161
  Franklin MicroCap Value Fund, Advisor Class ..........................................             1,008             44,334
  Franklin Natural Resources Fund, Advisor Class .......................................             5,219            243,164
  Franklin Real Estate Securities Fund, Advisor Class ..................................             7,456            160,154
b Franklin Small Cap Growth Fund II, Advisor Class .....................................            64,298            874,450
  Mutual Shares Fund, Class Z ..........................................................            31,206            858,793
                                                                                                             -----------------
                                                                                                                    3,416,500
                                                                                                             -----------------

  DOMESTIC FIXED INCOME 9.0%
  Franklin Strategic Mortgage Portfolio ................................................            14,036            132,220
  Franklin Total Return Fund, Advisor Class ............................................            18,372            182,438
  Franklin U.S. Government Securities Fund, Advisor Class ..............................            36,698            235,232
                                                                                                             -----------------
                                                                                                                      549,890
                                                                                                             -----------------

  FOREIGN EQUITY 25.8%
  Franklin Global Real Estate Fund, Advisor Class ......................................             5,368             60,872
  Franklin Gold and Precious Metals Fund, Advisor Class ................................             5,211            209,631
  Mutual European Fund, Class Z ........................................................            25,575            735,780
  Templeton China World Fund, Advisor Class ............................................             6,202            297,010
  Templeton Foreign Fund, Advisor Class ................................................            17,553            273,656
                                                                                                             -----------------
                                                                                                                    1,576,949
                                                                                                             -----------------

  FOREIGN FIXED INCOME 4.4%
  Templeton Global Bond Fund, Advisor Class ............................................            23,340            271,440
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $5,290,312) ........................................                            5,814,779
                                                                                                             -----------------
  SHORT TERM INVESTMENT (COST $119,204) 2.0%
  MONEY MARKET FUND 2.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .................           119,204            119,204
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $5,409,516) 97.2% ........................                            5,933,983
  OTHER ASSETS, LESS LIABILITIES 2.8% ..................................................                              171,435
                                                                                                             -----------------
  NET ASSETS 100.0% ....................................................................                     $      6,105,418
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


4 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 96.8%
  DOMESTIC EQUITY 65.1%
b Franklin Aggressive Growth Fund, Advisor Class .......................................             7,711   $        173,196
  Franklin Flex Cap Growth Fund, Advisor Class .........................................            13,339            678,278
  Franklin MicroCap Value Fund, Advisor Class ..........................................               745             32,791
  Franklin Natural Resources Fund, Advisor Class .......................................             3,521            164,021
  Franklin Real Estate Securities Fund, Advisor Class ..................................             4,988            107,137
b Franklin Small Cap Growth Fund II, Advisor Class .....................................            43,174            587,171
  Mutual Shares Fund, Class Z ..........................................................            20,906            575,338
                                                                                                             -----------------
                                                                                                                    2,317,932
                                                                                                             -----------------

  DOMESTIC FIXED INCOME 1.1%
  Franklin Strategic Mortgage Portfolio ................................................               995              9,376
  Franklin Total Return Fund, Advisor Class ............................................             1,383             13,730
  Franklin U.S. Government Securities Fund, Advisor Class ..............................             2,728             17,489
                                                                                                             -----------------
                                                                                                                       40,595
                                                                                                             -----------------

  FOREIGN EQUITY 30.1%
  Franklin Global Real Estate Fund, Advisor Class ......................................             3,738             42,390
  Franklin Gold and Precious Metals Fund, Advisor Class ................................             3,583            144,130
  Mutual European Fund, Class Z ........................................................            17,280            497,132
  Templeton China World Fund, Advisor Class ............................................             4,186            200,459
  Templeton Foreign Fund, Advisor Class ................................................            12,008            187,201
                                                                                                             -----------------
                                                                                                                    1,071,312
                                                                                                             -----------------

  FOREIGN FIXED INCOME 0.5%
  Templeton Global Bond Fund, Advisor Class ............................................             1,716             19,961
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $3,097,987) ........................................                            3,449,800
                                                                                                             -----------------

  SHORT TERM INVESTMENT (COST $16,802) 0.5%
  MONEY MARKET FUND 0.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .................            16,802             16,802
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $3,114,789) 97.3% ........................                            3,466,602
  OTHER ASSETS, LESS LIABILITIES 2.7% ..................................................                               94,698
                                                                                                             -----------------
  NET ASSETS 100.0% ....................................................................                     $      3,561,300
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.6%
  DOMESTIC EQUITY 65.5%
b Franklin Aggressive Growth Fund, Advisor Class .......................................             5,647   $        126,832
  Franklin Flex Cap Growth Fund, Advisor Class .........................................             9,240            469,840
  Franklin MicroCap Value Fund, Advisor Class ..........................................               526             23,142
  Franklin Natural Resources Fund, Advisor Class .......................................             2,494            116,213
  Franklin Real Estate Securities Fund, Advisor Class ..................................             3,438             73,849
b Franklin Small Cap Growth Fund II, Advisor Class .....................................            30,402            413,468
  Mutual Shares Fund, Class Z ..........................................................            15,048            414,134
                                                                                                             -----------------
                                                                                                                    1,637,478
                                                                                                             -----------------

  FOREIGN EQUITY 30.1%
  Franklin Global Real Estate Fund, Advisor Class ......................................             2,708             30,692
  Franklin Gold and Precious Metals Fund, Advisor Class ................................             2,500            100,579
  Mutual European Fund, Class Z ........................................................            12,120            348,702
  Templeton China World Fund, Advisor Class ............................................             2,981            142,772
  Templeton Foreign Fund, Advisor Class ................................................             8,341            130,037
                                                                                                             -----------------
                                                                                                                      752,782
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $2,097,095) ........................................                            2,390,260
                                                                                                             -----------------

  SHORT TERM INVESTMENT (COST $21,120) 0.8%
  MONEY MARKET FUND 0.8%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .................            21,120             21,120
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $2,118,215) 96.4% ........................                            2,411,380
  OTHER ASSETS, LESS LIABILITIES 3.6% ..................................................                               89,468
                                                                                                             -----------------
  NET ASSETS 100.0% ....................................................................                     $      2,500,848
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 79.4%
  DOMESTIC EQUITY 27.8%
b Franklin Aggressive Growth Fund, Advisor Class .......................................           347,061   $      7,795,001
  Franklin Flex Cap Growth Fund, Advisor Class .........................................           563,641         28,661,132
  Franklin MicroCap Value Fund, Advisor Class ..........................................            32,141          1,414,213
  Franklin Natural Resources Fund, Advisor Class .......................................           143,550          6,688,013
  Franklin Real Estate Securities Fund, Advisor Class ..................................           235,913          5,067,413
b Franklin Small Cap Growth Fund II, Advisor Class ....................................          1,845,165         25,094,216
  Mutual Shares Fund, Class Z ..........................................................           926,826         25,506,259
                                                                                                             -----------------
                                                                                                                  100,226,247
                                                                                                             -----------------

  DOMESTIC FIXED INCOME 26.5%
  Franklin Strategic Mortgage Portfolio ................................................         2,338,075         22,024,668
  Franklin Total Return Fund, Advisor Class ............................................         3,362,751         33,392,116
  Franklin U.S. Government Securities Fund, Advisor Class ..............................         6,267,494         40,174,636
                                                                                                             -----------------
                                                                                                                   95,591,420
                                                                                                             -----------------

  FOREIGN EQUITY 12.9%
  Franklin Global Real Estate Fund, Advisor Class ......................................           164,128          1,861,215
  Franklin Gold and Precious Metals Fund, Advisor Class ................................           158,669          6,383,271
  Mutual European Fund, Class Z ........................................................           728,056         20,946,162
  Templeton China World Fund, Advisor Class ............................................           176,782          8,466,103
  Templeton Foreign Fund, Advisor Class ................................................           551,064          8,591,090
                                                                                                             -----------------
                                                                                                                   46,247,841
                                                                                                             -----------------

  FOREIGN FIXED INCOME 12.2%
  Templeton Global Bond Fund, Advisor Class ............................................         3,772,750         43,877,082
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $233,405,775) ......................................                          285,942,590
                                                                                                             -----------------

  SHORT TERM INVESTMENT (COST $73,901,486) 20.5%
  MONEY MARKET FUND 20.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .................        73,901,486         73,901,486
                                                                                                             -----------------

  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $307,307,261) 99.9% ......................                          359,844,076
  OTHER ASSETS, LESS LIABILITIES 0.1% ..................................................                              370,707
                                                                                                             -----------------
  NET ASSETS 100.0% ....................................................................                     $    360,214,783
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 100.1%
  DOMESTIC EQUITY 75.5%
  Franklin Capital Growth Fund, Advisor Class ............................................      14,895,012   $    200,635,818
  Franklin Growth Fund, Advisor Class ....................................................       4,304,826        199,959,186
  Mutual Shares Fund, Class Z ............................................................       6,892,337        189,677,102
                                                                                                             -----------------
                                                                                                                  590,272,106
                                                                                                             -----------------
  FOREIGN EQUITY 24.6%
  Templeton Growth Fund Inc., Advisor Class ..............................................       7,097,274        191,697,356
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $607,213,207) ........................................                        781,969,462
                                                                                                             -----------------
  SHORT TERM INVESTMENT (COST $318,760) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...................         318,760            318,760
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $607,531,967) 100.1% .......................                        782,288,222
  OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................................                           (904,060)
                                                                                                             -----------------
  NET ASSETS 100.0% ......................................................................                   $    781,384,162
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Rounds to less than 0.1% of net assets.

c The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.9%
  DOMESTIC EQUITY 33.3%
  Mutual Shares Fund, Class Z ............................................................     199,362,338   $  5,486,451,536
                                                                                                             -----------------
  DOMESTIC HYBRID 33.1%
  Franklin Income Fund Inc., Advisor Class ...............................................   2,001,138,411      5,463,107,861
                                                                                                             -----------------
  FOREIGN EQUITY 33.5%
  Templeton Growth Fund Inc., Advisor Class ..............................................     204,310,462      5,518,425,576
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $14,834,641,648) .....................................                     16,467,984,973
                                                                                                             -----------------
  SHORT TERM INVESTMENT (COST $12,999,382) 0.1%
  MONEY MARKET FUND 0.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...................      12,999,382         12,999,382
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $14,847,641,030) 100.0% ....................                     16,480,984,355
  OTHER ASSETS, LESS LIABILITIES 0.0% c ..................................................                          7,400,551
                                                                                                             -----------------
  NET ASSETS 100.0% ......................................................................                   $ 16,488,384,906
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b The rate shown is the annualized seven-day yield at period end.

c Rounds to less than 0.1% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.0%
  DOMESTIC EQUITY 55.6%
b Franklin Aggressive Growth Fund, Advisor Class .........................................       1,174,796   $     26,385,919
  Franklin Flex Cap Growth Fund, Advisor Class ...........................................       1,764,221         89,710,687
  Franklin MicroCap Value Fund, Advisor Class ............................................         101,707          4,475,127
  Franklin Natural Resources Fund, Advisor Class .........................................         471,962         21,988,681
  Franklin Real Estate Securities Fund, Advisor Class ....................................         684,068         14,693,765
b Franklin Small Cap Growth Fund II, Advisor Class .......................................       5,954,290         80,978,342
  Mutual Shares Fund, Class Z ............................................................       3,034,841         83,518,820
                                                                                                             -----------------
                                                                                                                  321,751,341
                                                                                                             -----------------
  DOMESTIC FIXED INCOME 9.8%
  Franklin Strategic Mortgage Portfolio ..................................................       1,413,804         13,318,035
  Franklin Total Return Fund, Advisor Class ..............................................       1,952,096         19,384,310
  Franklin U.S. Government Securities Fund, Advisor Class ................................       3,780,444         24,232,644
                                                                                                             -----------------
                                                                                                                   56,934,989
                                                                                                             -----------------
  FOREIGN EQUITY 25.0%
  Franklin Global Real Estate Fund, Advisor Class ........................................         524,641          5,949,430
  Franklin Gold and Precious Metals Fund, Advisor Class ..................................         490,351         19,726,805
  Mutual European Fund, Class Z ..........................................................       2,267,872         65,246,680
  Templeton China World Fund, Advisor Class ..............................................         549,561         26,318,454
  Templeton Foreign Fund, Advisor Class ..................................................       1,750,309         27,287,320
                                                                                                             -----------------
                                                                                                                  144,528,689
                                                                                                             -----------------
  FOREIGN FIXED INCOME 4.6%
  Templeton Global Bond Fund, Advisor Class ..............................................       2,306,754         26,827,548
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $407,359,666) ........................................                        550,042,567
                                                                                                             -----------------
  SHORT TERM INVESTMENT (COST $28,950,958) 5.0%
  MONEY MARKET FUND 5.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...................      28,950,958         28,950,958
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $436,310,624) 100.0% .......................                        578,993,525
  OTHER ASSETS, LESS LIABILITIES 0.0% d ..................................................                           (145,475)
                                                                                                             -----------------
  NET ASSETS 100.0% ......................................................................                   $    578,848,050
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.

d Rounds to less than 0.1% of net assets.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 89.7%
  DOMESTIC EQUITY 38.2%
b Franklin Aggressive Growth Fund, Advisor Class .........................................       1,017,222   $     22,846,813
  Franklin Flex Cap Growth Fund, Advisor Class ...........................................       1,439,757         73,211,626
  Franklin MicroCap Value Fund, Advisor Class ............................................          83,295          3,664,975
  Franklin Natural Resources Fund, Advisor Class .........................................         365,745         17,040,041
  Franklin Real Estate Securities Fund, Advisor Class ....................................         567,438         12,188,560
b Franklin Small Cap Growth Fund II, Advisor Class .......................................       4,741,194         64,480,233
  Mutual Shares Fund, Class Z ............................................................       2,456,123         67,592,511
                                                                                                             -----------------
                                                                                                                  261,024,759
                                                                                                             -----------------
  DOMESTIC FIXED INCOME 22.9%
  Franklin Strategic Mortgage Portfolio ..................................................       3,775,785         35,567,893
  Franklin Total Return Fund, Advisor Class ..............................................       5,556,017         55,171,251
  Franklin U.S. Government Securities Fund, Advisor Class ................................      10,283,878         65,919,655
                                                                                                             -----------------
                                                                                                                  156,658,799
                                                                                                             -----------------
  FOREIGN EQUITY 17.7%
  Franklin Global Real Estate Fund, Advisor Class ........................................         427,697          4,850,084
  Franklin Gold and Precious Metals Fund, Advisor Class ..................................         424,038         17,059,040
  Mutual European Fund, Class Z ..........................................................       1,901,916         54,718,111
  Templeton China World Fund, Advisor Class ..............................................         458,105         21,938,670
  Templeton Foreign Fund, Advisor Class ..................................................       1,455,131         22,685,489
                                                                                                             -----------------
                                                                                                                  121,251,394
                                                                                                             -----------------
  FOREIGN FIXED INCOME 10.9%
  Templeton Global Bond Fund, Advisor Class ..............................................       6,421,689         74,684,242
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $481,473,695) ........................................                        613,619,194
                                                                                                             -----------------
  SHORT TERM INVESTMENT (COST $70,920,853) 10.4%
  MONEY MARKET FUND 10.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...................      70,920,853         70,920,853
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $552,394,548) 100.1% .......................                        684,540,047
  OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................................                           (362,653)
                                                                                                             -----------------
  NET ASSETS 100.0% ......................................................................                   $    684,177,394
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended September 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                                 SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 100.1%
  DOMESTIC EQUITY 67.0%
  Franklin Flex Cap Growth Fund, Advisor Class ...........................................       2,115,985   $    107,597,821
  Mutual Shares Fund, Class Z ............................................................       3,702,941        101,904,941
                                                                                                             -----------------
                                                                                                                  209,502,762
                                                                                                             -----------------
  FOREIGN EQUITY 33.1%
  Templeton Growth Fund Inc., Advisor Class ..............................................       3,830,941        103,473,729
                                                                                                             -----------------
  TOTAL LONG TERM INVESTMENTS (COST $264,935,824) ........................................                        312,976,491
                                                                                                             -----------------
  SHORT TERM INVESTMENT (COST $146,097) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...................         146,097            146,097
                                                                                                             -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $265,081,921) 100.1% .......................                        313,122,588
  OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................................                           (218,404)
                                                                                                             -----------------
  NET ASSETS 100.0% ......................................................................                   $    312,904,184
                                                                                                             =================

a See Note 4 regarding investments in Underlying Funds.

b Rounds to less than 0.1% of net assets.

c The rate shown is the annualized seven-day yield at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of ten funds (the Funds). The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

2. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  -------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         2015                 2025                 2035
                                                      RETIREMENT           RETIREMENT           RETIREMENT
                                                     TARGET FUND          TARGET FUND          TARGET FUND
                                                  -------------------------------------------------------------
Cost of investments ...........................   $        4,447,782   $        5,443,046   $        3,126,438
                                                  =============================================================

Unrealized appreciation .......................   $          406,330   $          519,715   $          356,610
Unrealized depreciation .......................              (21,225)             (28,778)             (16,446)
                                                  -------------------------------------------------------------
Net unrealized appreciation (depreciation) ....   $          385,105   $          490,937   $          340,164
                                                  =============================================================

                                                  -------------------------------------------------------------
                                                  FRANKLIN TEMPLETON
                                                         2045          FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                      RETIREMENT          CONSERVATIVE          COREFOLIO
                                                     TARGET FUND          TARGET FUND        ALLOCATION FUND
                                                  -------------------------------------------------------------
Cost of investments ...........................   $        2,127,775   $      307,566,487   $      608,207,589
                                                  =============================================================

Unrealized appreciation .......................   $          294,958   $       54,477,852   $      174,080,633
Unrealized depreciation .......................              (11,353)          (2,200,263)                  --
                                                  -------------------------------------------------------------
Net unrealized appreciation (depreciation) ....   $          283,605   $       52,277,589   $      174,080,633
                                                  =============================================================

                                                  -------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    FOUNDING FUNDS           GROWTH              MODERATE
                                                   ALLOCATION FUND        TARGET FUND          TARGET FUND
                                                  -------------------------------------------------------------
Cost of investments ...........................   $   14,855,966,314   $      436,802,072   $      552,825,984
                                                  =============================================================

Unrealized appreciation .......................   $    1,625,018,041   $      143,401,407   $      135,154,900
Unrealized depreciation .......................                   --           (1,209,954)          (3,440,837)
                                                  -------------------------------------------------------------
Net unrealized appreciation (depreciation) ....   $    1,625,018,041   $      142,191,453   $      131,714,063
                                                  =============================================================


                                        Quarterly Statements of Investments | 13

Franklin Templeton Fund Allocator Series

3. INCOME TAXES (CONTINUED)

                                                  -------------------
                                                  FRANKLIN TEMPLETON
                                                     PERSPECTIVES
                                                   ALLOCATION FUND
                                                  -------------------
Cost of investments ...........................   $      265,200,270
                                                  ===================

Unrealized appreciation .......................   $       47,922,318
Unrealized depreciation .......................                   --
                                                  -------------------
Net unrealized appreciation (depreciation) ....   $       47,922,318
                                                  ===================

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2007, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                  % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio                                 9.04%
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Capital Growth Fund, Advisor Class                          12.64%
Franklin Growth Fund, Advisor Class                                   6.56%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Franklin Income Fund, Advisor Class                                  13.94%
Mutual Shares Fund, Class Z                                          21.03%
Templeton Growth Fund, Inc., Advisor Class                            8.81%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Aggressive Growth Fund, Advisor Class                        8.84%
Franklin Global Real Estate Fund, Advisor Class                       5.96%
Franklin Small Cap Growth Fund II, Advisor Class                      7.69%
Franklin Strategic Mortgage Portfolio                                 5.47%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Aggressive Growth Fund, Advisor Class                        7.65%
Franklin Small Cap Growth Fund II, Advisor Class                      6.12%
Franklin Strategic Mortgage Portfolio                                14.60%
Franklin Total Return Fund, Advisor Class                             5.08%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


14 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 15


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007


                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer